Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Netting Adjustments and Items Not Offset in Consolidated Balance Sheet, Assets (Details) - USD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Derivative assets
Gross Recognized Assets	$ 6,422	$ 6,504
Gross Amounts Offset on the Consolidated Balance Sheet	(2,979)	(3,666)
Net Amounts Presented on the Consolidated Balance Sheet	3,443	2,838
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(177)	(141)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Received	(5)	(3)
Net Amount	3,261	2,694
Reverse repurchase agreements
Gross Recognized Assets	6,383	2,513
Net Amounts Presented on the Consolidated Balance Sheet	6,383	2,513
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(851)	(568)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Received	(5,508)	(1,941)
Net Amount	24	4
Securities borrowed
Gross Recognized Assets	1,516	1,802
Net Amounts Presented on the Consolidated Balance Sheet	1,516	1,802
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	0	(14)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Received	(1,453)	(1,717)
Net Amount	63	71
Total
Gross Recognized Assets	14,321	10,819
Gross Amounts Offset on the Consolidated Balance Sheet	(2,979)	(3,666)
Net Amounts Presented on the Consolidated Balance Sheet	11,342	7,153
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(1,028)	(723)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Received	(6,966)	(3,661)
Net Amount	3,348	2,769
Cash collateral netted against derivative assets	1,900	1,600
Derivative assets not subject to netting arrangements	$ 15	$ 27